Employee Benefits (Summary of Expenses for Bank's Defined Contribution Plans) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 843	$ 752
Defined contribution pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	310	250
Government pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 533	$ 502